Operating assets and liabilities - Trade receivables - Trade receivables (Details) - Trade receivables - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			kr 29,114	kr 26,396
Loss allowance	kr (1,484)	kr (1,370)	(1,380)	(1,484)
Net carrying amount			27,734	24,912
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(1,484)	(1,370)
Reversal of allowance on realised losses	(108)	(45)
Net movement recognised in income statement	139	158
Effect of exchange rate adjustment	(135)	1
Allowance at the end of the year	(1,380)	(1,484)
Gross carrying amount			29,114	26,396
Trade receivables			27,734	24,912
Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			27,511	24,359
Loss allowance	(763)	(763)	(805)	(763)
Net carrying amount			26,706	23,596
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(763)
Allowance at the end of the year	(805)	(763)
Gross carrying amount			27,511	24,359
Trade receivables			26,706	23,596
1-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			1,000	1,204
Loss allowance	(127)	(127)	(112)	(127)
Net carrying amount			888	1,077
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(127)
Allowance at the end of the year	(112)	(127)
Gross carrying amount			1,000	1,204
Trade receivables			888	1,077
91 to 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			188	261
Loss allowance	(69)	(69)	(63)	(69)
Net carrying amount			125	192
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(69)
Allowance at the end of the year	(63)	(69)
Gross carrying amount			188	261
Trade receivables			125	192
181 to 270 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			44	96
Loss allowance	(49)	(49)	(29)	(49)
Net carrying amount			15	47
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(49)
Allowance at the end of the year	(29)	(49)
Gross carrying amount			44	96
Trade receivables			15	47
271 to 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			51	79
Loss allowance	(79)	(79)	(51)	(79)
Net carrying amount			0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(79)
Allowance at the end of the year	(51)	(79)
Gross carrying amount			51	79
Trade receivables			0	0
More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			320	397
Loss allowance	(397)	(397)	(320)	(397)
Net carrying amount			0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(397)
Allowance at the end of the year	(320)	(397)
Gross carrying amount			320	397
Trade receivables			0	0
EMEA
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			6,306	7,104
Loss allowance	(903)	(903)	(781)	(903)
Net carrying amount			5,525	6,201
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(903)
Allowance at the end of the year	(781)	(903)
Gross carrying amount			6,306	7,104
Trade receivables			5,525	6,201
China
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			2,137	1,760
Loss allowance	0	0	0	0
Net carrying amount			2,137	1,760
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	0
Allowance at the end of the year	0	0
Gross carrying amount			2,137	1,760
Trade receivables			2,137	1,760
Rest of World
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			3,003	3,084
Loss allowance	(568)	(568)	(580)	(568)
Net carrying amount			2,423	2,516
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(568)
Allowance at the end of the year	(580)	(568)
Gross carrying amount			3,003	3,084
Trade receivables			2,423	2,516
North America Operations
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			17,668	14,448
Loss allowance	(13)	(13)	(19)	(13)
Net carrying amount			17,649	14,435
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	(13)
Allowance at the end of the year	kr (19)	kr (13)
Gross carrying amount			17,668	14,448
Trade receivables			kr 17,649	kr 14,435